Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share Based Payments [Abstract]
Schedule of Share Option Plan

Tiziana Life Sciences PLC Share Option Plan

	2025		2024		2023
			Weighted
	Weighted Average exercise price (cents)	Options (’000)	Average exercise price (Restated) (cents)	Options (Restated) (’000)	Weighted Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	4,516	62	6,621	59	6,724
Granted	-	-	-	-	-	-
Forfeited/Cancelled	-	-	(77)	(2,105)	(44)	(103)
Exercised	-	-	-	-	-	-

Outstanding at 31 December	74	4,516	69	4,516	62	6,621

Exercisable at 31 December	29	882	27	885	60	2,829
	2025		2024
	Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	5,302	73	4,268
Granted	134	620	72	2,260
Forfeited/Cancelled	(67)	(585)	(68)	(1,103)
Exercised	(67)	(125)	(61)	(123)

Outstanding at 31 December	77	5,212	69	5,302

Exercisable at 31 December	67	2,580	68	2,315

	2023
	Weighted
	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	69	2,575
Granted	61	1,753
Forfeited/Cancelled	(57)	(60)
Exercised	-	-

Outstanding at 31 December	73	4,268

Exercisable at 31 December	-	-

Schedule of Share Options Expiry Dates and Exercise Price

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2024 and 2025 (’000)
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	3,416
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			4,516

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2024 (’000)
04 November 2022	04 November 2032	$0.67	1,850
14 March 2023	14 March 2033	$0.57	492
13 March 2024	13 March 2034	$0.50	550
03 May 2024	03 May 2034	$0.71	1,000
14 August 2024	14 August 2034	$1.09	200
03 October 2024	03 October 2034	$0.82	500
28 March 2025	28 March 2035	$1.12	330
05 September 2025	05 September 2035	$1.58	290
Total			5,212

Restricted Stock Units outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Restricted Stock at 31 December 2025 (’000)
08 August 2024	08 April 2034	$1.09	4,200
Total			4,200

Schedule of Share - Based Payment Transactions

Under the Tiziana Life Sciences Ltd 2021 Equity Incentive Plan, the total expenses recognized for the year ending 31 December 2025 arising from share - based payment transactions are $653k, not including a charge of $262k for forfeitures during the year. (2024: $962k, 2023: $1,019k).

	05 Sep 2025	28 March 2025

Grant date share price	$1.58	$1.12
Exercise share price	$1.58	$1.12
Risk free rate	3.52%	3.91%
Expected volatility	95.26%	94.53%
Option life	10 years	10 years
Weighted average share price	$1.58	$1.12
Weighted average fair value per share option	$1.58	$1.12
12 November 2024

Grant date share price	$0.94
Exercise share price	$1.50
Risk free rate	0.42%
Expected volatility	110.8%

Schedule of Restricted Stock Unit

Restricted Stock Unit

	2025		2024
	Grant		Grant
	Date price (cents)	Restricted Stock (’000)	Date price (cents)	Restricted Stock (’000)

Outstanding at 1 January	1.09	4,200	-	-
Granted	-	-	1.09	4,200
Outstanding at 31 December	1.09	4,200	1.09	4,200

Exercisable at 31 December	1.09	1,050	-	-

Schedule of Estimated the Fair Value of Warrants
	2025 $000	2024 $000	2023 $000

Outstanding at 1 January	25	-	697
FV Charge	61	25	-
Exercised	(17)	-	(438)
Expired	-	-	(259)

Outstanding at 31 December	69	25	-